Restatement of Previously Issued Financial Statements - Additional Information (Details) - ALTIMAR ACQUISITION CORP. II [Member]	Sep. 30, 2021 USD ($) $ / shares
Temporary equity redemption price per share | $ / shares	$ 10.00
Minimum tangible assets needed post redemption of temporary equity | $	$ 5,000,001